Note 4 - Accounts Receivable (Details Narrative) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Note 4 - Accounts Receivable
Account receivable	$ 305,912	$ 756,468
Allowance for doubtful accounts	$ 66,849	$ 66,849